RELATED PARTY TRANSACTIONS (Details)	12 Months Ended					9 Months Ended	12 Months Ended											0 Months Ended	1 Months Ended		12 Months Ended							12 Months Ended		1 Months Ended					12 Months Ended																12 Months Ended																									12 Months Ended					1 Months Ended	12 Months Ended						1 Months Ended	4 Months Ended	12 Months Ended		12 Months Ended									12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Apr. 30, 2003	Oct. 31, 2012 Unsecured debt Senior Unsecured Bonds USD ($)	Dec. 31, 2011 Unsecured debt World Shipholding facility USD ($)	Dec. 31, 2012 Unsecured debt World Shipholding facility	May 31, 2012 Unsecured debt World Shipholding facility USD ($)	Feb. 29, 2012 Unsecured debt World Shipholding facility USD ($)	Jan. 31, 2012 Unsecured debt World Shipholding facility USD ($)	Apr. 30, 2011 Unsecured debt World Shipholding facility USD ($)	Dec. 31, 2012 Unsecured debt World Shipholding facility Rate in excess of LIBOR	Dec. 31, 2012 Bluewater Gandria	Jan. 18, 2012 Bluewater Gandria USD ($)	Jul. 31, 2008 Bluewater Gandria	Dec. 31, 2012 Golar LNG Partners	Apr. 30, 2011 Golar LNG Partners	Jan. 30, 2011 Golar LNG Partners	Jan. 31, 2012 Golar LNG Partners USD ($)	Apr. 30, 2011 Golar LNG Partners	Dec. 31, 2012 Golar LNG Partners USD ($)	Dec. 31, 2011 Golar LNG Partners USD ($)		Dec. 31, 2010 Golar LNG Partners USD ($)	Oct. 31, 2012 Golar LNG Partners Unsecured debt Senior Unsecured Bonds USD ($)	Oct. 31, 2012 Golar LNG Partners Unsecured debt Senior Unsecured Bonds NOK	Dec. 31, 2012 Golar LNG Partners Debt and capital lease obligations USD ($)	Dec. 31, 2012 Golar LNG Partners Golar Freeze	Oct. 31, 2011 Golar LNG Partners Golar Freeze USD ($)	Jul. 31, 2012 Golar LNG Partners NR Satu USD ($)	Dec. 31, 2012 Golar LNG Partners Trading balances due to Golar and affiliates USD ($)		Dec. 31, 2011 Golar LNG Partners Trading balances due to Golar and affiliates USD ($)		Dec. 31, 2012 Golar LNG Partners Management and administrative services fees USD ($)		Dec. 31, 2011 Golar LNG Partners Management and administrative services fees USD ($)		Dec. 31, 2010 Golar LNG Partners Management and administrative services fees USD ($)		Dec. 31, 2012 Golar LNG Partners Ship management fees USD ($)		Dec. 31, 2011 Golar LNG Partners Ship management fees USD ($)		Dec. 31, 2010 Golar LNG Partners Ship management fees USD ($)		Dec. 31, 2012 Golar LNG Partners Interest income on vendor financing loan - Golar Freeze USD ($)		Dec. 31, 2011 Golar LNG Partners Interest income on vendor financing loan - Golar Freeze USD ($)		Dec. 31, 2012 Golar LNG Partners Interest income on vendor financing loan - Golar Freeze Golar Freeze USD ($)		Dec. 31, 2011 Golar LNG Partners Interest income on vendor financing loan - Golar Freeze Golar Freeze USD ($)		Dec. 31, 2010 Golar LNG Partners Interest income on vendor financing loan - Golar Freeze Golar Freeze USD ($)		Dec. 31, 2012 Golar LNG Partners Interest income on vendor financing loan - Golar Freeze NR Satu USD ($)		Dec. 31, 2011 Golar LNG Partners Interest income on vendor financing loan - Golar Freeze NR Satu USD ($)		Dec. 31, 2010 Golar LNG Partners Interest income on vendor financing loan - Golar Freeze NR Satu USD ($)		Dec. 31, 2012 Golar LNG Partners Interest income on high-yield bonds USD ($)		Dec. 31, 2011 Golar LNG Partners Interest income on high-yield bonds USD ($)		Dec. 31, 2010 Golar LNG Partners Interest income on high-yield bonds USD ($)		Dec. 31, 2012 Golar LNG Partners Interest income on Golar Energy loan USD ($)		Dec. 31, 2011 Golar LNG Partners Interest income on Golar Energy loan USD ($)		Dec. 31, 2010 Golar LNG Partners Interest income on Golar Energy loan USD ($)		Apr. 13, 2011 Golar LNG Partners Revolving credit facility USD ($)	Dec. 31, 2012 Faraway Maritime Shipping Company USD ($)	Dec. 31, 2011 Faraway Maritime Shipping Company USD ($)	Dec. 31, 2010 Faraway Maritime Shipping Company USD ($)	Dec. 31, 2012 Faraway Maritime Shipping Company Golar LNG Partners	Dec. 31, 2012 Faraway Maritime Shipping Company CPC Corporation, Taiwan	Mar. 31, 2012 World Shipholding USD ($)	Dec. 31, 2012 World Shipholding USD ($)		Dec. 31, 2011 World Shipholding USD ($)		Dec. 31, 2010 World Shipholding USD ($)		Mar. 31, 2011 World Shipholding Secured debt World Shipholding facility USD ($)	Jul. 31, 2011 World Shipholding Secured debt World Shipholding facility USD ($)	Dec. 31, 2012 World Shipholding Secured debt World Shipholding facility	Apr. 30, 2011 World Shipholding Secured debt World Shipholding facility USD ($)	Dec. 31, 2012 World Shipholding Secured debt World Shipholding facility Rate in excess of LIBOR	Dec. 31, 2012 World Shipholding, loan USD ($)		Dec. 31, 2011 World Shipholding, loan USD ($)		Dec. 31, 2012 World Shipholding, other USD ($)		Dec. 31, 2011 World Shipholding, other USD ($)		Dec. 31, 2012 Frontline USD ($)		Dec. 31, 2011 Frontline USD ($)		Dec. 31, 2010 Frontline USD ($)		Dec. 31, 2012 Seatankers USD ($)		Dec. 31, 2011 Seatankers USD ($)		Dec. 31, 2010 Seatankers USD ($)		Dec. 31, 2012 Ship Finance USD ($)		Dec. 31, 2011 Ship Finance USD ($)		Dec. 31, 2010 Ship Finance USD ($)		Dec. 31, 2012 Bluewater Gandria USD ($)		Dec. 31, 2011 Bluewater Gandria USD ($)		Dec. 31, 2010 Bluewater Gandria USD ($)		Dec. 31, 2012 Golar Wilhelmsen USD ($)		Dec. 31, 2011 Golar Wilhelmsen USD ($)		Dec. 31, 2010 Golar Wilhelmsen USD ($)
Related Party Transaction:
Investments percentage ownership in subsidiaries																																																																															60.00%
Revenue from related parties																																			$ 2,876,000	[1]	$ 1,576,000	[1]	$ 0	[1]	$ 4,222,000	[2]	$ 4,146,000	[2]	$ 3,826,000	[2]
Interest income from related parties																																																			11,921,000	[3]	3,085,000	[3]	0	[3]	4,737,000	[4]	0	[4]	0	[4]	575,000	[5],[6]	0	[5],[6]	0	[5],[6]	829,000	[7]	0	[7]	0	[7]
Net (expenses) income (due to) from related parties	1,500,000																				25,160,000	8,807,000		3,826,000																																																										(2,961,000)	[8]	(2,302,000)	[8]	(532,000)	[8]														(325,000)	[9]	(972,000)	[9]	(984,000)	[9]	31,000	[9]	(64,000)	[9]	(62,000)	[9]	4,000	[9]	190,000	[9]	161,000	[9]	0	[10]	125,000	[10]	0	[10]	0	[10]	(2,816,000)	[10]	0	[10]
Receivables (payables) from related parties	(153,000)	(100,824,000)																			36,984,000	(219,075,000)	[11]								2,031,000	[12]	3,235,000	[11],[12]													0	[3]	(222,310,000)	[11],[3]													34,953,000	[6]	0	[11],[6]																											0	[8]	(80,000,000)	[8]	0	[13]	(21,134,000)	[13]	(143,000)		181,000				(12,000)		(44,000)				2,000		48,000				0		125,000
Related party transaction, rate																		5.00%			6.75%							6.75%		6.75%
Duration of notice required for contract termination																					120 days
Loan amount																													222,300,000	175,000,000
Final payment amount																													222,300,000
Amount drawn down																			25,000,000											155,000,000
Amount available for draw down																														20,000,000
Duration requirement for final payment																														3 years
Debt instrument, face amount					(35,000,000)																				227,000,000	1,300,000,000
Maximum borrowing capacity																																																																											20,000,000
Payments of dividends	32,082,000	12,532,000	3,120,000																		30,282,000	10,132,000		0																																																				1,800,000	2,400,000	3,120,000			21,100,000
Percentage ownership in subsidiary				100.00%													65.40%
Investments, ownership percentage																54.10%
Ownership interest percentage																																																																																40.00%
Ownership percentage, equity method investment															50.00%																																																																																																														60.00%
Proceeds from dividends received																					47,300,000	19,100,000
Environmental Indemnification, deductible amount																					500,000
Environmental indemnification, aggregate cap																					5,000,000
Guarantees issued to Golar Partners	23,265,000	0																									544,606,000
Minimum charter term for rights of first offer																				5 years
Percentage of voting interest acquired													50.00%	50.00%	50.00%
Purchase consideration - cash														19,500,000
Extinguishment of debt, amount																																																																																								80,000,000
Maximum borrowing capacity								120,000,000	250,000,000	145,000,000	80,000,000																																																																																80,000,000
Amount drawn in period						80,000,000																																																																																			80,000,000
Description of variable rate basis	LIBOR	LIBOR					LIBOR																																																																																					LIBOR
Basis spread on variable rate												3.50%																																																																																3.50%
Commitment fee percentage							0.75%																																																																																			0.75%
Loan interest and commitment fees expense																																																																																		800,000		1,900,000		300,000
Interest incurred on unpaid dividends																																																																																		$ 200,000

[1]	Management and administrative services agreement - On March 30, 2011, Golar Partners entered into a management and administrative services agreement with Golar Management, a wholly-owned subsidiary of Golar, pursuant to which Golar Management will provide to Golar Partners certain management and administrative services. The services provided by Golar Management are charged at cost plus a management fee equal to 5% of Golar Management’s costs and expenses incurred in connection with providing these services. Golar Partners may terminate the agreement by providing 120 days written notice.
[2]	Ship management fees - Golar and certain of its affiliates charged ship management fees to Golar Partners for the provision of technical and commercial management of the vessels. Each of Golar Partners’ vessels is subject to management agreements pursuant to which certain commercial and technical management services are provided by certain affiliates of Golar, including Golar Management and Golar Wilhelmsen AS ("Golar Wilhelmsen"), a partnership that is jointly controlled by Golar and by Wilhelmsen Ship Management (Norway) AS.
[3]	Vendor financing loan - Golar Freeze - In October 2011, in connection with the purchase of the Golar Freeze, Golar Partners entered into a financing loan agreement with Golar for an amount of $222.3 million. The facility is unsecured and bears interest at a fixed rate of 6.75% per annum payable quarterly. The loan is non-amortizing with a final balloon payment of $222.3 million due in October 2014. The loan was repaid in October 2012.
[4]	Vendor financing loan - NR Satu - In July 2012, in connection with the purchase of the NR Satu, Golar Partners entered into a financing loan agreement with Golar for an amount of $175 million. Of this amount, $155 million has been drawn down in July 2012. A further $20 million is available for drawdown until July 2015. The facility is unsecured and bears interest at a fixed rate of 6.75% per annum payable quarterly. The loan is non-amortizing with a final balloon payment for the amount drawn down due within three years from the date of draw down. The loan was repaid in December 2012.
[5]	The net effect to the Company's consolidated statement of operations for the year ended December 31, 2012 was an aggregate income of $1.5 million.
[6]	High-yield bonds - In October 2012, Golar Partners completed the issuance of NOK1,300 million in senior unsecured bonds that mature in October 2017. The aggregate principal amount of the bonds is equivalent to approximately $227 million. Of this amount, approximately $35 million was issued to Golar.
[7]	Golar Energy loan - In January 2012, Golar LNG (Singapore) Pte. Ltd. ("Golar Singapore"), the subsidiary which holds the investment in PTGI, drew down $25 million on its loan agreement entered into in December 2011 with Golar Energy. The loan was unsecured, repayable on demand and bears interest at the rate of 6.75% per annum payable on a quarterly basis. In connection with the acquisition of the subsidiaries that own and operate the NR Satu, all amounts payable to Golar Energy by the subsidiaries acquired by Golar Partners, including Golar Singapore, were extinguished.
[8]	World Shipholding revolving credit facility - Following the termination of the Company's $80 million credit facility with the Company's major shareholder, World Shipholding in March 2011, the Company entered into a new $80 million revolving credit facility with a company related to World Shipholding. The Company drew down a total amount of $80 million in the period to December 2011. In January 2012, February 2012 and May 2012, the revolving credit facility was extended to $145 million, $250 million and $120 million, respectively, without any further changes to the original terms of the facility. In July 2012, the facility was repaid in full with the proceeds received from Golar Partners from the sale of the companies that own and operate the NR Satu. The facility bears interest at LIBOR plus 3.5% together with a commitment fee of 0.75% of any undrawn portion of the credit facility. The facility is available until September 2013. For each of the years ended December 31, 2012, 2011 and 2010, included within net expenses due to World Shipholding, include loan interest and commitment fees of $0.8 million, $1.9 million and $0.3 million, respectively.
[9]	Net expense/income from Frontline, Seatankers and Ship Finance comprise fees for management support, corporate and insurance administrative services, net of income from supplier rebates and income from the provision of serviced offices and facilities. Receivables and payables with related parties comprise primarily of unpaid management fees, advisory and administrative services. In addition, certain receivables and payables arise when the Company pays an invoice on behalf of a related party and vice versa. Receivables and payables are generally settled quarterly in arrears. Frontline, Seatankers and Ship Finance and World Shipholding are each subject to significant influence or the indirect control of Trusts established by our chairman, John Fredriksen, for the benefit of his immediate family.
[10]	As of December 31, 2012 the Company held a 60% ownership interest in Golar Wilhelmsen, which it accounts for using the equity method (see note 13).
[11]	The balances with Golar Partners and subsidiaries as of December 31, 2011 were eliminated upon consolidation.
[12]	Trading balances -Receivables and payables with Golar Partners and its subsidiaries are comprised primarily of unpaid management fees, advisory and administrative services. In addition, certain receivables and payables arise when the Company pays an invoice on behalf of a related party and vice versa. Receivables and payables are generally settled quarterly in arrears. Trading balances due from Golar Partners and its subsidiaries are unsecured, interest-free and intended to be settled in the ordinary course of business. They primarily relate to recharges for trading expenses paid on behalf of Golar Partners including ship management and administrative service fees due to Golar.
[13]	The interest incurred on the unpaid dividends amounted to $0.2 million for the year ended December 31, 2012.